FAIR VALUE MEASUREMENTS - Assets and liabilities measured on recurring basis (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cash and Investments held in Trust Account	$ 230,146,571	$ 230,091,362
Warrant Liability	35,972,385	25,489,000
Level 1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cash and Investments held in Trust Account	230,146,571	230,098,795
Level 1 | Public Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant Liability	22,712,500	15,985,000
Level 3 | Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant Liability	$ 13,259,885	$ 9,504,000